Trade accounts payable (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Trade accounts payable [Line Items]
Trade accounts payable	R$ 4,981,256	R$ 5,141,386
Total trade accounts payable
Trade accounts payable [Line Items]
Trade accounts payable	4,981,256	5,141,386
Foreign countries [member] | Third party
Trade accounts payable [Line Items]
Trade accounts payable	810,849	1,075,590
Country of domicile [member] | Third party
Trade accounts payable [Line Items]
Trade accounts payable	4,168,644	4,065,115
Trade and Other Current Payables to Trade Suppliers, Amounts Subject to Factoring	347,271	438,830
Country of domicile [member] | Related party
Trade accounts payable [Line Items]
Trade accounts payable	R$ 1,763	R$ 681